Finance Cost - Schedule of Finance Cost (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Interest expenses on:
Bank borrowings	RM 10,060	$ 2,250	RM 13,954	RM 25,560
Lease liabilities	32,325	7,231	30,288	24,768
Other borrowings	547,272	122,421	46,562
Bank charges for investment securities	42	10	1,783	776
Total	RM 589,699	$ 131,912	RM 92,587	RM 51,104